UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

John Hancock

Lifestyle Portfolios

Quarterly portfolio holdings 9/30/16

Portfolios' investmentsLifestyle Portfolios

As of 9-30-16 (unaudited)
Lifestyle Aggressive Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 86.3%
All Cap Core, Class NAV (QS Investors)	9,494,220	$118,962,582
Alpha Opportunities, Class NAV (Wellington)	20,945,749	231,031,615
Blue Chip Growth, Class NAV (T. Rowe Price)	5,823,148	191,930,970
Capital Appreciation, Class NAV (Jennison)	10,610,940	179,855,434
Capital Appreciation Value, Class NAV (T.Rowe Price)	16,232,617	189,109,988
Disciplined Value, Class NAV (Boston Partners)	5,232,383	95,124,731
Emerging Markets, Class NAV (DFA)	16,715,622	162,475,844
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	16,540,840	156,972,570
Equity Income, Class NAV (T. Rowe Price)	11,094,532	204,472,219
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	3,367,099	46,769,007
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	13,631,721	177,212,368
Global Equity, Class NAV (JHAM) (A)(1)	6,645,911	72,573,352
Global Shareholder Yield, Class NAV (Epoch)	3,841,900	40,570,462
Greater China Opportunities, Class NAV (JHAM) (A)(1)	641,400	12,866,488
International Core, Class NAV (GMO)	5,467,574	160,856,040
International Growth Opportunities, Class NAV (Baillie Gifford)	7,899,385	104,508,865
International Growth Stock, Class NAV (Invesco)	9,854,821	123,875,101
International Small Cap, Class NAV (Franklin Templeton)	4,548,944	82,426,872
International Small Company, Class NAV (DFA)	7,732,352	82,426,872
International Value, Class NAV (Templeton)	13,484,417	201,187,508
International Value Equity, Class NAV (JHAM) (A)(1)	11,485,462	87,174,659
Mid Cap Stock, Class NAV (Wellington)	8,867,322	170,429,921
Mid Value, Class NAV (T. Rowe Price)	8,372,289	133,119,398
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	1,259,709	30,963,654
Small Cap Core, Class NAV (JHAM) (A)(1)	2,716,110	30,963,654
Small Cap Growth, Class NAV (Wellington)	4,023,411	32,509,158
Small Cap Value, Class NAV (Wellington)	2,042,445	40,869,327
Small Company Growth, Class NAV (Invesco)	1,583,102	29,414,029
Small Company Value, Class NAV (T. Rowe Price)	1,000,408	28,271,524
Strategic Growth, Class NAV (JHAM) (A)(1)	11,115,911	$179,855,434
U.S. Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	7,295,118	73,024,135
Value, Class NAV (Invesco)	5,248,167	56,732,683
Value Equity, Class NAV (Barrow Hanley)	5,099,915	52,988,114
Alternative and specialty - 13.7%
Absolute Return Currency, Class NAV (First Quadrant) (I)	3,360,961	31,660,256
Financial Industries, Class NAV (JHAM) (A)(1)	4,339,819	72,301,379
Global Focused Strategies, Class NAV (Standard Life)	4,887,270	47,650,878
Global Real Estate, Class NAV (Deutsche)	1,981,496	19,973,476
Health Sciences, Class NAV (T. Rowe Price)	4,959,896	28,073,010
Natural Resources, Class NAV (Jennison)	6,853,695	80,599,455
Real Estate Equity, Class NAV (T. Rowe Price)	1,642,251	19,739,863
Redwood, Class NAV (Boston Partners)	2,944,309	30,208,613
Science & Technology, Class NAV (T. Rowe Price/Allianz)	8,494,113	103,033,589
Seaport, Class NAV (Wellington)	1,933,793	20,788,273
Technical Opportunities, Class NAV (Wellington)	10,369,655	115,621,656
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,341,425,493)		$4,151,175,026
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2692% (Y)	12,598	12,598
TOTAL SHORT-TERM INVESTMENTS (Cost $12,598)		$12,598
Total Investments (Lifestyle Aggressive Portfolio) (Cost $3,341,438,091) - 100.0%		$4,151,187,624
Other assets and liabilities, net - 0.0%		280,683
TOTAL NET ASSETS - 100.0%		$4,151,468,307

As of 9-30-16 (unaudited)
Lifestyle Growth Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 70.0%
All Cap Core, Class NAV (QS Investors)	24,260,440	$303,983,318
Alpha Opportunities, Class NAV (Wellington)	48,352,978	533,333,346
Blue Chip Growth, Class NAV (T. Rowe Price)	15,348,908	505,900,006
Capital Appreciation, Class NAV (Jennison)	27,383,494	464,150,217
Capital Appreciation Value, Class NAV (T.Rowe Price)	56,784,484	661,539,242
Disciplined Value, Class NAV (Boston Partners)	13,542,133	246,195,977

2SEE NOTES TO FUND'S INVESTMENTS

Lifestyle Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Equity - (continued)
Emerging Markets, Class NAV (DFA)	36,048,349	$350,389,957
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	35,595,905	337,805,140
Equity Income, Class NAV (T. Rowe Price)	29,685,414	547,102,171
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	10,148,377	140,960,953
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	32,235,979	419,067,728
Global Equity, Class NAV (JHAM) (A)(1)	21,318,454	232,797,514
Global Shareholder Yield, Class NAV (Epoch)	17,185,807	181,482,117
International Core, Class NAV (GMO)	14,637,248	430,627,822
International Growth Opportunities, Class NAV (Baillie Gifford)	16,409,249	217,094,367
International Growth Stock, Class NAV (Invesco)	23,979,440	301,421,565
International Small Cap, Class NAV (Franklin Templeton)	10,973,486	198,839,564
International Small Company, Class NAV (DFA)	18,652,867	198,839,564
International Value, Class NAV (Templeton)	31,301,064	467,011,880
International Value Equity, Class NAV (JHAM) (A)(1)	28,219,508	214,186,067
Mid Cap Stock, Class NAV (Wellington)	22,039,541	423,599,984
Mid Value, Class NAV (T. Rowe Price)	21,248,916	337,857,756
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	2,617,280	64,332,748
Small Cap Core, Class NAV (JHAM) (A)(1)	5,643,224	64,332,748
Small Cap Growth, Class NAV (Wellington)	8,121,730	65,623,576
Small Cap Value, Class NAV (Wellington)	4,425,422	88,552,696
Small Company Growth, Class NAV (Invesco)	3,251,946	60,421,150
Small Company Value, Class NAV (T. Rowe Price)	2,121,855	59,963,619
Strategic Growth, Class NAV (JHAM) (A)(1)	28,686,664	464,150,217
U.S. Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	26,589,689	266,162,788
Value, Class NAV (Invesco)	13,022,132	140,769,251
Value Equity, Class NAV (Barrow Hanley)	16,576,291	172,227,659
Fixed income - 16.7%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	25,171,410	258,258,670
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	8,327,666	80,361,974
Core Bond, Class NAV (Wells Capital)	6,562,699	88,005,798
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	16,227,978	156,599,995
Floating Rate Income, Class NAV (WAMCO)	30,463,981	259,553,120
Focused High Yield, Class NAV (JHAM) (A)(1)	23,394,001	80,709,305
Global Bond, Class NAV (PIMCO)	2,654,186	34,955,624
Global Income, Class NAV (Stone Harbor)	8,235,826	78,240,345
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	6,272,399	$56,827,938
High Yield, Class NAV (WAMCO)	4,341,197	34,729,575
Real Return Bond, Class NAV (PIMCO)	13,193,538	149,482,781
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	22,589,043	217,758,370
Spectrum Income, Class NAV (T. Rowe Price)	13,793,378	148,002,950
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	28,007,147	298,836,262
Total Return, Class NAV (PIMCO)	13,828,933	189,179,802
U.S. High Yield Bond, Class NAV (Wells Capital)	5,341,086	59,018,998
Alternative and specialty - 13.3%
Absolute Return Currency, Class NAV (First Quadrant) (I)	20,322,095	191,434,136
Financial Industries, Class NAV (JHAM) (A)(1)	11,524,649	192,000,660
Global Absolute Return Strategies, Class NAV (Standard Life)	28,595,744	284,813,612
Global Real Estate, Class NAV (Deutsche)	6,289,814	63,401,322
Health Sciences, Class NAV (T. Rowe Price)	14,631,844	82,816,235
Natural Resources, Class NAV (Jennison)	15,374,039	180,798,702
Real Estate Equity, Class NAV (T. Rowe Price)	5,138,245	61,761,706
Redwood, Class NAV (Boston Partners)	10,213,544	104,790,961
Science & Technology, Class NAV (T. Rowe Price/Allianz)	22,048,557	267,448,993
Seaport, Class NAV (Wellington)	3,851,460	41,403,196
Technical Opportunities, Class NAV (Wellington)	24,595,861	274,243,850
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $11,013,479,013)		$13,096,157,587
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2692% (Y)	45,575	45,575
TOTAL SHORT-TERM INVESTMENTS (Cost $45,575)		$45,575
Total Investments (Lifestyle Growth Portfolio) (Cost $11,013,524,588) - 100.0%		$13,096,203,162
Other assets and liabilities, net - 0.0%		(3,569,112)
TOTAL NET ASSETS - 100.0%		$13,092,634,050

As of 9-30-16 (unaudited)
Lifestyle Balanced Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 51.2%
All Cap Core, Class NAV (QS Investors)	14,841,239	$185,960,728
Alpha Opportunities, Class NAV (Wellington)	35,014,838	386,213,658

SEE NOTES TO FUND'S INVESTMENTS3

Lifestyle Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Equity - (continued)
Blue Chip Growth, Class NAV (T. Rowe Price)	11,874,620	$391,387,489
Capital Appreciation, Class NAV (Jennison)	19,576,852	331,827,642
Capital Appreciation Value, Class NAV (T.Rowe Price)	55,701,785	648,925,799
Disciplined Value, Class NAV (Boston Partners)	11,146,533	202,643,969
Emerging Markets, Class NAV (DFA)	21,730,739	211,222,788
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	22,031,379	209,077,782
Equity Income, Class NAV (T. Rowe Price)	22,363,014	412,150,357
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	9,540,700	132,520,321
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	24,373,927	316,861,052
Global Equity, Class NAV (JHAM) (A)(1)	20,517,175	224,047,546
Global Shareholder Yield, Class NAV (Epoch)	16,084,352	169,850,753
International Core, Class NAV (GMO)	9,516,239	279,967,753
International Growth Opportunities, Class NAV (Baillie Gifford)	12,686,445	167,841,663
International Growth Stock, Class NAV (Invesco)	17,733,454	222,909,520
International Small Cap, Class NAV (Franklin Templeton)	7,082,374	128,332,625
International Small Company, Class NAV (DFA)	12,038,708	128,332,625
International Value, Class NAV (Templeton)	24,296,642	362,505,894
International Value Equity, Class NAV (JHAM) (A)(1)	20,473,063	155,390,546
Mid Cap Stock, Class NAV (Wellington)	15,649,566	300,784,656
Mid Value, Class NAV (T. Rowe Price)	15,661,593	249,019,328
New Opportunities, Class NAV (Brandywine/Invesco/DFA)	1,985,636	48,806,924
Small Cap Core, Class NAV (JHAM) (A)(1)	4,281,309	48,806,924
Small Cap Growth, Class NAV (Wellington)	6,271,179	50,671,124
Small Cap Value, Class NAV (Wellington)	3,419,836	68,430,916
Small Company Growth, Class NAV (Invesco)	2,453,086	45,578,345
Small Company Value, Class NAV (T. Rowe Price)	1,694,368	47,882,844
Strategic Growth, Class NAV (JHAM) (A)(1)	20,508,507	331,827,642
U.S. Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	25,881,457	259,073,387
Value, Class NAV (Invesco)	9,747,256	105,367,840
Value Equity, Class NAV (Barrow Hanley)	11,926,399	123,915,281
Fixed income - 36.9%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	60,273,607	618,407,210
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	14,534,406	140,257,020
Core Bond, Class NAV (Wells Capital)	19,309,991	258,946,975
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	23,166,802	$223,559,642
Floating Rate Income, Class NAV (WAMCO)	68,301,369	581,927,666
Focused High Yield, Class NAV (JHAM) (A)(1)	43,012,476	148,393,041
Global Bond, Class NAV (PIMCO)	11,905,237	156,791,978
Global Income, Class NAV (Stone Harbor)	14,010,652	133,101,195
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	15,038,490	136,248,722
High Yield, Class NAV (WAMCO)	8,984,972	71,879,779
Investment Quality Bond, Class NAV (Wellington)	17,284,859	216,924,976
Real Return Bond, Class NAV (PIMCO)	25,811,985	292,449,790
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	51,938,419	500,686,360
Spectrum Income, Class NAV (T. Rowe Price)	34,140,620	366,328,856
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	58,933,117	628,816,354
Total Return, Class NAV (PIMCO)	31,464,217	430,430,484
U.S. High Yield Bond, Class NAV (Wells Capital)	10,053,894	111,095,527
Alternative and specialty - 11.9%
Absolute Return Currency, Class NAV (First Quadrant) (I)	22,708,232	213,911,547
Financial Industries, Class NAV (JHAM) (A)(1)	9,944,603	165,677,094
Global Absolute Return Strategies, Class NAV (Standard Life)	32,004,358	318,763,402
Global Real Estate, Class NAV (Deutsche)	9,731,880	98,097,351
Health Sciences, Class NAV (T. Rowe Price)	11,669,480	66,049,258
Natural Resources, Class NAV (Jennison)	11,508,739	135,342,774
Real Estate Equity, Class NAV (T. Rowe Price)	5,377,770	64,640,795
Redwood, Class NAV (Boston Partners)	10,292,153	105,597,487
Science & Technology, Class NAV (T. Rowe Price/Allianz)	19,504,644	236,591,326
Seaport, Class NAV (Wellington)	3,724,049	40,033,523
Technical Opportunities, Class NAV (Wellington)	15,020,399	167,477,444
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $11,815,380,938)		$13,576,563,297
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2692% (Y)	51,123	51,123
TOTAL SHORT-TERM INVESTMENTS (Cost $51,123)		$51,123
Total Investments (Lifestyle Balanced Portfolio) (Cost $11,815,432,061) - 100.0%		$13,576,614,420
Other assets and liabilities, net - 0.0%		(4,774,967)
TOTAL NET ASSETS - 100.0%		$13,571,839,453

4SEE NOTES TO FUND'S INVESTMENTS

Lifestyle Portfolios

As of 9-30-16 (unaudited)
Lifestyle Moderate Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 36.1%
Alpha Opportunities, Class NAV (Wellington)	6,202,290	$68,411,262
Blue Chip Growth, Class NAV (T. Rowe Price)	2,937,038	96,804,759
Capital Appreciation, Class NAV (Jennison)	4,638,735	78,626,566
Capital Appreciation Value, Class NAV (T.Rowe Price)	16,067,371	187,184,877
Emerging Markets, Class NAV (DFA)	3,763,213	36,578,426
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	3,761,771	35,699,209
Equity Income, Class NAV (T. Rowe Price)	6,953,130	128,146,182
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	2,872,664	39,901,302
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	9,631,305	125,206,962
Global Equity, Class NAV (JHAM) (A)(1)	5,907,258	64,507,258
Global Shareholder Yield, Class NAV (Epoch)	4,540,021	47,942,625
International Core, Class NAV (GMO)	1,996,072	58,724,451
International Growth Opportunities, Class NAV (Baillie Gifford)	2,793,432	36,957,104
International Growth Stock, Class NAV (Invesco)	3,244,479	40,783,098
International Small Cap, Class NAV (Franklin Templeton)	1,251,696	22,680,740
International Small Company, Class NAV (DFA)	2,127,565	22,679,846
International Value, Class NAV (Templeton)	4,437,152	66,202,312
International Value Equity, Class NAV (JHAM) (A)(1)	3,552,939	26,966,806
Mid Cap Stock, Class NAV (Wellington)	3,112,297	59,818,352
Mid Value, Class NAV (T. Rowe Price)	4,294,706	68,285,829
Small Cap Growth, Class NAV (Wellington)	1,561,536	12,617,212
Small Cap Value, Class NAV (Wellington)	894,128	17,891,499
Small Company Growth, Class NAV (Invesco)	630,473	11,714,182
Small Company Value, Class NAV (T. Rowe Price)	437,997	12,377,804
Strategic Growth, Class NAV (JHAM) (A)(1)	4,862,087	78,668,567
U.S. Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	7,727,469	77,351,969
Fixed income - 56.3%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	35,640,578	365,672,334
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	7,832,758	75,586,117
Core Bond, Class NAV (Wells Capital)	11,966,476	160,470,437
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	9,776,325	$94,341,538
Floating Rate Income, Class NAV (WAMCO)	29,716,463	253,184,263
Focused High Yield, Class NAV (JHAM) (A)(1)	18,335,729	63,258,264
Global Bond, Class NAV (PIMCO)	7,168,329	94,406,888
Global Income, Class NAV (Stone Harbor)	5,604,309	53,240,938
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	4,441,668	40,241,513
High Yield, Class NAV (WAMCO)	4,456,870	35,654,964
Investment Quality Bond, Class NAV (Wellington)	11,526,783	144,661,121
Real Return Bond, Class NAV (PIMCO)	12,292,352	139,272,345
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	18,853,561	181,748,332
Spectrum Income, Class NAV (T. Rowe Price)	13,353,148	143,279,276
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	20,946,363	223,497,694
Total Return, Class NAV (PIMCO)	18,593,896	254,364,501
U.S. High Yield Bond, Class NAV (Wells Capital)	4,585,561	50,670,454
Alternative and specialty - 7.6%
Absolute Return Currency, Class NAV (First Quadrant) (I)	8,025,740	75,602,467
Enduring Assets, Class NAV (Wellington)	1,850,523	20,818,388
Global Absolute Return Strategies, Class NAV (Standard Life)	11,377,480	113,319,698
Global Real Estate, Class NAV (Deutsche)	2,062,581	20,790,821
Natural Resources, Class NAV (Jennison)	2,406,494	28,300,368
Real Estate Equity, Class NAV (T. Rowe Price)	1,717,242	20,641,248
Redwood, Class NAV (Boston Partners)	3,090,744	31,711,035
Seaport, Class NAV (Wellington)	1,086,314	11,677,877
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,825,860,460)		$4,219,142,080
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2692% (Y)	20,443	20,443
TOTAL SHORT-TERM INVESTMENTS (Cost $20,443)		$20,443
Total Investments (Lifestyle Moderate Portfolio) (Cost $3,825,880,903) - 100.0%		$4,219,162,523
Other assets and liabilities, net - 0.0%		(1,131,566)
TOTAL NET ASSETS - 100.0%		$4,218,030,957

As of 9-30-16 (unaudited)
Lifestyle Conservative Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 16.3%
Alpha Opportunities, Class NAV (Wellington)	2,956,919	$32,614,815

SEE NOTES TO FUND'S INVESTMENTS5

Lifestyle Portfolios

	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - (continued)
Equity - (continued)
Blue Chip Growth, Class NAV (T. Rowe Price)	1,032,122	$34,018,742
Capital Appreciation, Class NAV (Jennison)	436,017	7,390,484
Capital Appreciation Value, Class NAV (T.Rowe Price)	7,252,126	84,487,272
Emerging Markets, Class NAV (DFA)	1,404,618	13,652,891
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	1,348,850	12,800,585
Equity Income, Class NAV (T. Rowe Price)	2,084,784	38,422,570
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	1,592,403	22,118,474
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	2,724,821	35,422,669
Global Equity, Class NAV (JHAM) (A)(1)	2,789,613	30,462,569
Global Shareholder Yield, Class NAV (Epoch)	2,201,475	23,247,575
International Core, Class NAV (GMO)	1,050,812	30,914,884
International Growth Stock, Class NAV (Invesco)	2,721,885	34,214,100
International Value, Class NAV (Templeton)	2,751,747	41,056,069
Mid Cap Stock, Class NAV (Wellington)	1,166,654	22,423,099
Mid Value, Class NAV (T. Rowe Price)	1,007,922	16,025,960
Small Cap Growth, Class NAV (Wellington)	915,074	7,393,795
Small Cap Value, Class NAV (Wellington)	224,715	4,496,540
Small Company Value, Class NAV (T. Rowe Price)	109,669	3,099,235
Strategic Growth, Class NAV (JHAM) (A)(1)	465,362	7,529,552
U.S. Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	3,643,198	36,468,412
Fixed income - 73.4%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	38,333,163	393,298,250
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	6,515,782	62,877,296
Core Bond, Class NAV (Wells Capital)	13,002,617	174,365,094
Core High Yield, Class NAV (JHAM) (A)(2)	4,734,459	45,356,116
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	10,998,381	106,134,377
Floating Rate Income, Class NAV (WAMCO)	26,176,730	223,025,736
Focused High Yield, Class NAV (JHAM) (A)(1)	2,876,381	9,923,513
Global Bond, Class NAV (PIMCO)	7,844,179	103,307,841
Global Income, Class NAV (Stone Harbor)	2,822,493	26,813,683
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	3,003,424	27,211,021
High Yield, Class NAV (WAMCO)	1,968,064	15,744,512
Investment Quality Bond, Class NAV (Wellington)	12,211,147	153,249,898
Real Return Bond, Class NAV (PIMCO)	15,073,764	170,785,742
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	16,722,332	161,203,277
Short Term Government Income, Class NAV (JHAM) (A)(1)	13,716,942	131,682,647
Spectrum Income, Class NAV (T. Rowe Price)	11,907,175	127,763,986
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	18,662,528	199,129,175
Total Return, Class NAV (PIMCO)	20,076,744	274,649,856
U.S. High Yield Bond, Class NAV (Wells Capital)	2,148,501	23,740,937
Alternative and specialty - 10.3%
Absolute Return Currency, Class NAV (First Quadrant) (I)	9,261,201	$87,240,509
Enduring Assets, Class NAV (Wellington)	5,219,865	58,723,480
Global Absolute Return Strategies, Class NAV (Standard Life)	13,153,505	131,008,912
Global Real Estate, Class NAV (Deutsche)	1,463,579	14,752,871
Natural Resources, Class NAV (Jennison)	1,088,250	12,797,822
Real Estate Equity, Class NAV (T. Rowe Price)	1,222,076	14,689,353
Redwood, Class NAV (Boston Partners)	1,700,756	17,449,754
Seaport, Class NAV (Wellington)	539,542	5,800,079
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,163,308,721)		$3,310,986,029
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2692% (Y)	17,607	17,607
TOTAL SHORT-TERM INVESTMENTS (Cost $17,607)		$17,607
Total Investments (Lifestyle Conservative Portfolio) (Cost $3,163,326,328) - 100.0%		$3,311,003,636
Other assets and liabilities, net - 0.0%		(656,839)
TOTAL NET ASSETS - 100.0%		$3,310,346,797

(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(Y)	The rate shown is the annualized seven-day yield as of 9-30-16.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

6SEE NOTES TO FUND'S INVESTMENTS

Lifestyle Portfolios

INVESTMENT COMPANIES

Underlying Funds' Investment Managers
Allianz Global Investors U.S. LLC	(Allianz)
Baillie Gifford Overseas Ltd.	(Baillie Gifford)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Boston Partners	(Boston Partners)
Brandywine Asset Management, Inc.	(Brandywine)
Declaration Management & Research LLC	(Declaration)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
QS Investors, LLC	(QS Investors)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T.Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

SEE NOTES TO FUND'S INVESTMENTS7

Notes to Portfolios' investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset values may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Cost of investment securities for federal income tax purposes. The costs of investments owned on September 30, 2016, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Lifestyle Aggressive Portfolio	$3,438,763,285	$735,071,210	($22,646,871)	$712,424,339
Lifestyle Growth Portfolio	11,313,374,579	1,875,239,897	(92,411,314)	1,782,828,583
Lifestyle Balanced Portfolio	12,162,065,265	1,539,249,128	(124,699,973)	1,414,549,155
Lifestyle Moderate Portfolio	3,881,398,945	392,363,786	(54,600,208)	337,763,578
Lifestyle Conservative Portfolio	3,210,216,806	153,860,241	(53,073,411)	100,786,830

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Lifestyle Aggressive Portfolio
Absolute Return Currency	3,886,791	334,640	(860,470)	3,360,961	—	—	($62,038)	$31,660,256
All Cap Core	10,325,821	—	(831,601)	9,494,220	—	—	(35,315)	118,962,582
Alpha Opportunities	22,716,092	(48,184)	(1,722,159)	20,945,749	—	—	(2,530,380)	231,031,615
Blue Chip Growth	6,318,742	(13,811)	(481,783)	5,823,148	—	—	(514,731)	191,930,970
Capital Appreciation	11,435,397	(44,326)	(780,131)	10,610,940	—	—	(407,730)	179,855,434
Capital Appreciation Value	16,686,946	—	(454,329)	16,232,617	—	—	(50,398)	189,109,988
Disciplined Value	5,503,360	—	(270,977)	5,232,383	—	—	(194,596)	95,124,731
Emerging Markets	25,584,734	(212,190)	(8,656,922)	16,715,622	—	—	(10,905,747)	162,475,844
Emerging Markets Equity	8,458,813	8,082,027	—	16,540,840	—	—	—	156,972,570
Equity Income	12,609,100	201,945	(1,716,513)	11,094,532	$3,518,659	—	(6,402,181)	204,472,219
Financial Industries	5,864,417	6,204	(1,530,802)	4,339,819	—	—	(1,192,951)	72,301,379
Fundamental Global Franchise	3,351,097	373,413	(357,411)	3,367,099	—	—	(29,112)	46,769,007
Fundamental Large Cap Value	13,894,392	911,723	(1,174,394)	13,631,721	—	—	(1,051,163)	177,212,368
Global Absolute Return Strategies	4,926,984	127,916	(5,054,900)	—	—	—	(1,783,278)	—
Global Equity	5,254,023	1,824,402	(432,514)	6,645,911	—	—	(172,199)	72,573,352
Global Focused Strategies	—	4,918,706	(31,436)	4,887,270	—	—	(9,154)	47,650,878
Global Real Estate	2,328,574	3,241	(350,319)	1,981,496	—	—	797,696	19,973,476
Global Shareholder Yield	3,807,897	576,672	(542,669)	3,841,900	982,276	—	325,448	40,570,462
Greater China Opportunities	641,400	—	—	641,400	—	—	—	12,866,488
Health Sciences	4,904,786	453,051	(397,941)	4,959,896	—	—	(1,741,597)	28,073,010

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
International Core	5,475,196	89,858	(97,480)	5,467,574	—	—	(509,106)	160,856,040
International Growth Opportunities	8,795,653	65,783	(962,051)	7,899,385	—	—	(1,295,991)	104,508,865
International Growth Stock	9,576,685	715,327	(437,191)	9,854,821	—	—	(702,954)	123,875,101
International Small Cap	5,861,145	(19,988)	(1,292,213)	4,548,944	—	—	(2,476,288)	82,426,872
International Small Company	10,459,981	(15,746)	(2,711,883)	7,732,352	—	—	438,297	82,426,872
International Value	15,283,380	36,574	(1,835,537)	13,484,417	—	—	(3,553,123)	201,187,508
International Value Equity	10,364,052	1,599,600	(478,190)	11,485,462	—	—	(616,903)	87,174,659
Mid Cap Stock	9,577,074	143,373	(853,125)	8,867,322	—	—	(2,531,547)	170,429,921
Mid Value	10,028,391	(11,917)	(1,644,185)	8,372,289	—	—	(2,057,353)	133,119,398
Natural Resources	6,272,587	1,042,328	(461,220)	6,853,695	—	—	(2,840,445)	80,599,455
New Opportunities	1,402,821	(851)	(142,261)	1,259,709	—	—	(999,349)	30,963,654
Real Estate Equity	1,914,698	78,871	(351,318)	1,642,251	—	—	542,372	19,739,863
Redwood	3,183,543	292	(239,526)	2,944,309	—	—	(279,986)	30,208,613
Science & Technology	9,865,742	(19,983)	(1,351,646)	8,494,113	—	—	505,758	103,033,589
Seaport	1,933,793	—	—	1,933,793	—	—	—	20,788,273
Small Cap Core	3,324,695	(9,206)	(599,379)	2,716,110	—	—	213,231	30,963,654
Small Cap Growth	4,122,061	338,936	(437,586)	4,023,411	—	—	(1,154,207)	32,509,158
Small Cap Value	2,298,783	—	(256,338)	2,042,445	—	—	(324,264)	40,869,327
Small Company Growth	1,734,127	5,974	(156,999)	1,583,102	—	—	(102,839)	29,414,029
Small Company Value	1,189,928	—	(189,520)	1,000,408	—	—	265,577	28,271,524
Strategic Growth	12,221,908	(5,146)	(1,100,851)	11,115,911	—	—	(590,250)	179,855,434
Technical Opportunities	9,707,622	897,859	(235,826)	10,369,655	—	—	(516,073)	115,621,656
U.S. Growth (FKA U.S. Equity)	7,748,441	1,047,452	(8,795,893)	—	728,886	$8,897,197	3,540,751	—
U.S. Strategic Equity Allocation	—	7,295,118	—	7,295,118	—	—	—	73,024,135
Value	5,706,443	110,760	(569,036)	5,248,167	—	—	(768,758)	56,732,683
Value Equity	5,333,276	—	(233,361)	5,099,915	—	—	30,497	52,988,114
					$5,229,821	$8,897,197	($41,742,379)	$4,151,175,026
Lifestyle Growth Portfolio
Absolute Return Currency	22,246,055	1,332,547	(3,256,507)	20,322,095	—	—	($970,900)	$191,434,136
Active Bond	14,359,213	11,701,081	(888,884)	25,171,410	$5,530,042	—	(25,396)	258,258,670
All Cap Core	26,553,541	—	(2,293,101)	24,260,440	—	—	(238,480)	303,983,318
Alpha Opportunities	56,263,000	(51,955)	(7,858,067)	48,352,978	—	—	(10,777,184)	533,333,346
Asia Pacific Total Return Bond	9,512,044	43,455	(1,227,833)	8,327,666	—	—	(1,189,858)	80,361,974
Blue Chip Growth	16,761,624	(34,563)	(1,378,153)	15,348,908	—	—	(1,662,857)	505,900,006
Capital Appreciation	29,769,859	(114,903)	(2,271,462)	27,383,494	—	—	(1,417,104)	464,150,217
Capital Appreciation Value	58,612,626	—	(1,828,142)	56,784,484	—	—	(335,480)	661,539,242
Core Bond	2,708,494	4,093,604	(239,399)	6,562,699	1,068,198	—	25,407	88,005,798
Disciplined Value	14,789,529	—	(1,247,396)	13,542,133	—	—	(1,252,272)	246,195,977
Emerging Markets	55,588,032	(552,617)	(18,987,066)	36,048,349	—	—	(18,395,248)	350,389,957
Emerging Markets Debt	15,835,991	2,873,905	(2,481,918)	16,227,978	5,652,944	—	(3,261,988)	156,599,995
Emerging Markets Equity	20,772,704	14,823,201	—	35,595,905	—	—	—	337,805,140
Equity Income	33,276,468	538,149	(4,129,203)	29,685,414	9,377,187	—	(13,324,173)	547,102,171
Financial Industries	15,835,879	—	(4,311,230)	11,524,649	—	—	(3,815,499)	192,000,660
Floating Rate Income	44,213,805	1,499,516	(15,249,340)	30,463,981	12,771,160	—	(17,475,074)	259,553,120
Focused High Yield	21,058,944	4,991,369	(2,656,312)	23,394,001	3,777,203	—	(1,470,426)	80,709,305
Fundamental Global Franchise	11,355,920	(9,136)	(1,198,407)	10,148,377	—	—	201,909	140,960,953
Fundamental Large Cap Value	34,068,736	282,683	(2,115,440)	32,235,979	—	—	(1,504,539)	419,067,728
Global Absolute Return Strategies	28,149,298	977,058	(530,612)	28,595,744	—	—	(627,826)	284,813,612
Global Bond	3,017,320	56,087	(419,221)	2,654,186	—	—	480,710	34,955,624
Global Equity	14,319,067	8,142,874	(1,143,487)	21,318,454	—	—	(1,829,275)	232,797,514

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Global Income	9,257,211	390,043	(1,411,428)	8,235,826	3,527,390	—	(1,947,053)	78,240,345
Global Real Estate	7,377,409	(48,115)	(1,039,480)	6,289,814	—	—	2,763,059	63,401,322
Global Shareholder Yield	19,313,027	700,328	(2,827,548)	17,185,807	4,808,904	—	(2,147,448)	181,482,117
Global Short Duration Credit	6,895,105	285,591	(908,297)	6,272,399	2,494,200	—	(1,325,049)	56,827,938
Health Sciences	14,307,633	1,720,126	(1,395,915)	14,631,844	—	—	(6,185,337)	82,816,235
High Yield	4,371,737	642,077	(672,617)	4,341,197	1,639,175	—	249,259	34,729,575
International Core	14,778,493	215,530	(356,775)	14,637,248	—	—	(1,941,023)	430,627,822
International Growth Opportunities	21,337,475	(60,466)	(4,867,760)	16,409,249	—	—	(11,214,997)	217,094,367
International Growth Stock	24,678,219	855,648	(1,554,427)	23,979,440	—	—	(3,273,255)	301,421,565
International Small Cap	14,419,198	(71,561)	(3,374,151)	10,973,486	—	—	(6,259,271)	198,839,564
International Small Company	25,964,900	(64,745)	(7,247,288)	18,652,867	—	—	(344,282)	198,839,564
International Value	37,745,103	150,272	(6,594,311)	31,301,064	—	—	(17,305,859)	467,011,880
International Value Equity	27,155,303	1,850,358	(786,153)	28,219,508	—	—	(1,303,635)	214,186,067
Mid Cap Stock	24,354,935	195,905	(2,511,299)	22,039,541	—	—	(7,471,929)	423,599,984
Mid Value	25,357,052	(45,772)	(4,062,364)	21,248,916	—	—	(5,468,142)	337,857,756
Natural Resources	15,482,956	937,183	(1,046,100)	15,374,039	—	—	(6,026,257)	180,798,702
New Opportunities	2,922,044	8,306	(313,070)	2,617,280	—	—	(2,211,008)	64,332,748
Real Estate Equity	6,030,980	33,427	(926,162)	5,138,245	—	—	2,254,938	61,761,706
Real Return Bond	9,595,130	4,347,688	(749,280)	13,193,538	1,551,500	—	(929,155)	149,482,781
Redwood	11,127,018	97,607	(1,011,081)	10,213,544	—	—	(1,544,953)	104,790,961
Science & Technology	26,270,664	(40,365)	(4,181,742)	22,048,557	—	—	853,039	267,448,993
Seaport	3,774,023	110,735	(33,298)	3,851,460	—	—	29,635	41,403,196
Short Duration Credit Opportunities	23,476,882	675,431	(1,563,270)	22,589,043	5,731,887	—	(1,415,290)	217,758,370
Short Term Government Income	—	1,815,498	(1,815,498)	—	73,010	—	36,918	—
Small Cap Core	6,975,434	5,250	(1,337,460)	5,643,224	—	—	329,374	64,332,748
Small Cap Growth	8,504,209	636,716	(1,019,195)	8,121,730	—	—	(2,704,172)	65,623,576
Small Cap Value	4,944,799	17,081	(536,458)	4,425,422	—	—	(767,062)	88,552,696
Small Company Growth	3,563,474	79,802	(391,330)	3,251,946	—	—	(306,054)	60,421,150
Small Company Value	2,559,775	2,088	(440,008)	2,121,855	—	—	457,108	59,963,619
Spectrum Income	14,823,764	518,822	(1,549,208)	13,793,378	3,508,056	—	(561,747)	148,002,950
Strategic Growth	31,948,046	—	(3,261,382)	28,686,664	—	—	(1,039,491)	464,150,217
Strategic Income Opportunities	22,139,598	6,678,380	(810,831)	28,007,147	5,590,824	—	(323,721)	298,836,262
Technical Opportunities	24,959,705	424,381	(788,225)	24,595,861	—	—	(1,830,144)	274,243,850
Total Return	8,049,202	6,382,754	(603,023)	13,828,933	3,184,412	—	61,318	189,179,802
U.S. Growth (FKA U.S. Equity)	28,503,748	3,817,816	(32,321,564)	—	2,656,689	$32,429,044	21,176,724	—
U.S. High Yield Bond	4,357,234	1,487,270	(503,418)	5,341,086	2,315,902	—	(66,902)	59,018,998
U.S. Strategic Equity Allocation	—	26,589,689	—	26,589,689	—	—	—	266,162,788
Value	14,758,949	—	(1,736,817)	13,022,132	—	—	(2,676,952)	140,769,251
Value Equity	18,028,927	3,935	(1,456,571)	16,576,291	—	—	(84,263)	172,227,659
					$75,258,683	$32,429,044	($139,328,632)	$13,096,157,587
Lifestyle Balanced Portfolio
Absolute Return Currency	25,352,959	1,459,407	(4,104,134)	22,708,232	—	—	($1,312,635)	$213,911,547
Active Bond	50,924,980	11,559,903	(2,211,276)	60,273,607	$13,315,153	—	24,199	618,407,210
All Cap Core	16,760,958	11,741	(1,931,460)	14,841,239	—	—	(1,698,578)	185,960,728
Alpha Opportunities	40,638,842	(56,979)	(5,567,025)	35,014,838	—	—	(10,172,417)	386,213,658
Asia Pacific Total Return Bond	16,491,012	130,327	(2,086,933)	14,534,406	—	—	(1,888,719)	140,257,020
Blue Chip Growth	12,981,182	(11,344)	(1,095,218)	11,874,620	—	—	(979,116)	391,387,489
Capital Appreciation	21,354,203	93,175	(1,870,526)	19,576,852	—	—	(1,011,044)	331,827,642
Capital Appreciation Value	57,034,556	—	(1,332,771)	55,701,785	—	—	(56,765)	648,925,799
Core Bond	15,228,689	4,627,792	(546,490)	19,309,991	3,223,260	—	38,014	258,946,975

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Disciplined Value	11,935,525	58,720	(847,712)	11,146,533	—	—	(528,191)	202,643,969
Emerging Markets	36,630,870	(414,505)	(14,485,626)	21,730,739	—	—	(6,785,386)	211,222,788
Emerging Markets Debt	22,007,182	4,656,849	(3,497,229)	23,166,802	7,823,794	—	(4,557,774)	223,559,642
Emerging Markets Equity	15,612,287	8,608,787	(2,189,695)	22,031,379	—	—	(3,137,821)	209,077,782
Equity Income	24,952,605	582,019	(3,171,610)	22,363,014	7,108,720	—	(8,858,205)	412,150,357
Financial Industries	13,566,754	—	(3,622,151)	9,944,603	—	—	(3,020,174)	165,677,094
Floating Rate Income	93,284,699	3,099,453	(28,082,783)	68,301,369	27,025,615	—	(35,358,930)	581,927,666
Focused High Yield	40,409,848	8,349,097	(5,746,469)	43,012,476	7,227,379	—	(3,125,833)	148,393,041
Fundamental Global Franchise	10,953,147	(64,173)	(1,348,274)	9,540,700	—	—	1,018,507	132,520,321
Fundamental Large Cap Value	25,337,019	595,443	(1,558,535)	24,373,927	—	—	(240,042)	316,861,052
Global Absolute Return Strategies	32,167,685	1,264,350	(1,427,677)	32,004,358	—	—	(1,552,463)	318,763,402
Global Bond	13,734,974	226,940	(2,056,677)	11,905,237	—	—	781,766	156,791,978
Global Equity	14,521,379	7,588,652	(1,592,856)	20,517,175	—	—	(1,239,905)	224,047,546
Global Income	15,845,180	683,931	(2,518,459)	14,010,652	6,035,261	—	(3,093,591)	133,101,195
Global Real Estate	11,352,571	(43,268)	(1,577,423)	9,731,880	—	—	4,121,722	98,097,351
Global Shareholder Yield	18,009,472	470,344	(2,395,464)	16,084,352	4,514,300	—	1,212,844	169,850,753
Global Short Duration Credit	16,506,184	694,280	(2,161,974)	15,038,490	6,014,742	—	(3,113,018)	136,248,722
Health Sciences	11,359,434	1,799,808	(1,489,762)	11,669,480	—	—	(1,182,150)	66,049,258
High Yield	8,950,903	1,385,449	(1,351,380)	8,984,972	3,411,738	—	506,512	71,879,779
International Core	9,869,338	40,038	(393,137)	9,516,239	—	—	(2,272,020)	279,967,753
International Growth Opportunities	17,066,999	(32,902)	(4,347,652)	12,686,445	—	—	(9,348,452)	167,841,663
International Growth Stock	18,557,836	996,467	(1,820,849)	17,733,454	—	—	(2,936,419)	222,909,520
International Small Cap	9,874,898	(5,934)	(2,786,590)	7,082,374	—	—	(3,505,132)	128,332,625
International Small Company	17,623,049	(5,083)	(5,579,258)	12,038,708	—	—	2,418,835	128,332,625
International Value	30,934,948	82,903	(6,721,209)	24,296,642	—	—	(16,124,238)	362,505,894
International Value Equity	20,781,758	1,593,646	(1,902,341)	20,473,063	—	—	(2,724,894)	155,390,546
Investment Quality Bond	16,407,940	1,864,523	(987,604)	17,284,859	3,176,472	—	(208,973)	216,924,976
Mid Cap Stock	17,611,624	112,609	(2,074,667)	15,649,566	—	—	(6,413,425)	300,784,656
Mid Value	18,706,829	110,181	(3,155,417)	15,661,593	—	—	(4,271,290)	249,019,328
Natural Resources	15,158,253	—	(3,649,514)	11,508,739	—	—	(23,716,589)	135,342,774
New Opportunities	2,296,849	3,525	(314,738)	1,985,636	—	—	(2,329,658)	48,806,924
Real Estate Equity	6,223,193	231,249	(1,076,672)	5,377,770	—	—	2,281,901	64,640,795
Real Return Bond	18,638,241	8,538,184	(1,364,440)	25,811,985	3,044,677	—	(1,121,278)	292,449,790
Redwood	11,053,405	162,668	(923,920)	10,292,153	—	—	(1,170,308)	105,597,487
Science & Technology	23,880,416	63,871	(4,439,643)	19,504,644	—	—	675,915	236,591,326
Seaport	3,625,525	98,524	—	3,724,049	—	—	—	40,033,523
Short Duration Credit Opportunities	55,310,975	1,719,417	(5,091,973)	51,938,419	13,293,059	—	(4,865,773)	500,686,360
Short Term Government Income	—	3,392,491	(3,392,491)	—	113,646	—	51,815	—
Small Cap Core	5,438,429	(7,391)	(1,149,729)	4,281,309	—	—	173,857	48,806,924
Small Cap Growth	6,631,455	428,042	(788,318)	6,271,179	—	—	(2,033,491)	50,671,124
Small Cap Value	3,951,064	776	(532,004)	3,419,836	—	—	(717,596)	68,430,916
Small Company Growth	2,791,886	10,458	(349,258)	2,453,086	—	—	(338,294)	45,578,345
Small Company Value	2,045,457	1,302	(352,391)	1,694,368	—	—	417,942	47,882,844
Spectrum Income	37,420,012	1,342,353	(4,621,745)	34,140,620	8,762,920	—	(1,540,068)	366,328,856
Strategic Growth	22,946,627	(7,022)	(2,431,098)	20,508,507	—	—	4,462,535	331,827,642
Strategic Income Opportunities	56,416,757	5,124,366	(2,608,006)	58,933,117	12,283,853	—	(1,233,071)	628,816,354
Technical Opportunities	15,802,630	209,935	(992,166)	15,020,399	—	—	(1,914,479)	167,477,444
Total Return	26,238,032	6,585,422	(1,359,237)	31,464,217	7,257,438	—	(76,157)	430,430,484
U.S. Growth (FKA U.S. Equity)	27,318,285	3,825,341	(31,143,626)	—	2,587,311	$31,582,171	20,187,537	—

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
U.S. High Yield Bond	8,801,337	2,283,950	(1,031,393)	10,053,894	4,564,947	—	(346,174)	111,095,527
U.S. Strategic Equity Allocation	—	25,881,457	—	25,881,457	—	—	—	259,073,387
Value	11,023,480	151,510	(1,427,734)	9,747,256	—	—	(2,167,506)	105,367,840
Value Equity	12,717,030	111,192	(901,823)	11,926,399	—	—	116,337	123,915,281
					$140,784,285	$31,582,171	($145,797,804)	$13,576,563,297
Lifestyle Moderate Portfolio
Absolute Return Currency	8,741,321	637,076	(1,352,657)	8,025,740	—	—	($389,706)	$75,602,467
Active Bond	34,287,053	2,937,509	(1,583,984)	35,640,578	$7,917,775	—	(161,747)	365,672,334
Alpha Opportunities	7,560,770	(10,915)	(1,347,565)	6,202,290	—	—	(759,180)	68,411,262
Asia Pacific Total Return Bond	8,664,876	58,129	(890,247)	7,832,758	—	—	(755,229)	75,586,117
Blue Chip Growth	3,122,560	50,337	(235,859)	2,937,038	—	—	(181,520)	96,804,759
Capital Appreciation	4,936,045	142,606	(439,916)	4,638,735	—	—	(231,206)	78,626,566
Capital Appreciation Value	16,417,060	—	(349,689)	16,067,371	—	—	(14,363)	187,184,877
Core Bond	10,885,055	1,520,124	(438,703)	11,966,476	2,005,108	—	89	160,470,437
Emerging Markets	6,838,457	(74,899)	(3,000,345)	3,763,213	—	—	(5,526,850)	36,578,426
Emerging Markets Debt	9,330,596	1,859,564	(1,413,835)	9,776,325	3,361,791	—	(1,701,924)	94,341,538
Emerging Markets Equity	2,669,401	1,441,449	(349,079)	3,761,771	—	—	(529,185)	35,699,209
Enduring Equity	2,049,400	49,375	(248,252)	1,850,523	378,983	—	180,181	20,818,388
Equity Income	7,662,144	184,230	(893,244)	6,953,130	2,199,233	—	(1,489,286)	128,146,182
Floating Rate Income	42,537,528	1,413,163	(14,234,228)	29,716,463	12,022,469	—	(18,563,400)	253,184,263
Focused High Yield	16,855,421	3,312,192	(1,831,884)	18,335,729	3,061,516	—	(987,211)	63,258,264
Fundamental Global Franchise	3,241,899	730	(369,965)	2,872,664	—	—	107,203	39,901,302
Fundamental Large Cap Value	10,073,730	385,902	(828,327)	9,631,305	—	—	(768,139)	125,206,962
Global Absolute Return Strategies	11,016,663	715,112	(354,295)	11,377,480	—	—	(419,256)	113,319,698
Global Bond	8,148,531	212,131	(1,192,333)	7,168,329	—	—	433,583	94,406,888
Global Equity	4,258,646	1,953,351	(304,739)	5,907,258	—	—	(200,105)	64,507,258
Global Income	6,226,834	266,078	(888,603)	5,604,309	2,406,147	—	(1,195,845)	53,240,938
Global Real Estate	2,324,763	62,008	(324,190)	2,062,581	—	—	1,177,016	20,790,821
Global Shareholder Yield	4,986,645	125,931	(572,555)	4,540,021	1,270,388	—	(653,361)	47,942,625
Global Short Duration Credit	4,789,337	203,306	(550,975)	4,441,668	1,771,650	—	(777,884)	40,241,513
High Yield	4,419,593	665,707	(628,430)	4,456,870	1,689,541	—	(489,252)	35,654,964
International Core	2,215,055	100,136	(319,119)	1,996,072	—	—	(1,655,328)	58,724,451
International Growth Opportunities	3,388,388	186,623	(781,579)	2,793,432	—	—	(1,199,378)	36,957,104
International Growth Stock	3,702,235	55,563	(513,319)	3,244,479	—	—	(809,304)	40,783,098
International Small Cap	1,906,279	(23,121)	(631,462)	1,251,696	—	—	(269,690)	22,680,740
International Small Company	3,402,005	(31,196)	(1,243,244)	2,127,565	—	—	1,004,821	22,679,846
International Value	5,855,182	116,955	(1,534,985)	4,437,152	—	—	(1,868,090)	66,202,312
International Value Equity	3,976,094	172,633	(595,788)	3,552,939	—	—	(808,885)	26,966,806
Investment Quality Bond	11,724,472	523,156	(720,845)	11,526,783	2,115,998	—	(156,382)	144,661,121
Mid Cap Stock	3,523,589	40,121	(451,413)	3,112,297	—	—	(928,509)	59,818,352
Mid Value	5,151,677	69,988	(926,959)	4,294,706	—	—	(1,347,209)	68,285,829
Natural Resources	3,228,558	—	(822,064)	2,406,494	—	—	(8,120,592)	28,300,368
Real Estate Equity	1,911,565	123,620	(317,943)	1,717,242	—	—	432,055	20,641,248
Real Return Bond	8,365,450	4,444,596	(517,694)	12,292,352	1,456,310	—	(361,086)	139,272,345
Redwood	3,263,088	30,181	(202,525)	3,090,744	—	—	(40,774)	31,711,035
Seaport	1,042,539	43,775	—	1,086,314	—	—	—	11,677,877
Short Duration Credit Opportunities	19,731,688	559,793	(1,437,920)	18,853,561	4,808,761	—	(1,304,712)	181,748,332
Short Term Government Income	—	1,272,969	(1,272,969)	—	42,341		15,391	—
Small Cap Growth	1,733,623	66,281	(238,368)	1,561,536	—	—	(628,860)	12,617,212

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Small Cap Value	1,030,384	20,942	(157,198)	894,128	—	—	(154,511)	17,891,499
Small Company Growth	725,312	1,643	(96,482)	630,473	—	—	(113,010)	11,714,182
Small Company Value	537,006	3,614	(102,623)	437,997	—	—	84,491	12,377,804
Spectrum Income	14,300,084	555,322	(1,502,258)	13,353,148	3,409,449	—	61,327	143,279,276
Strategic Growth	5,265,484	17,624	(421,021)	4,862,087	—	—	47,987	78,668,567
Strategic Income Opportunities	21,522,988	964,192	(1,540,817)	20,946,363	4,429,252	—	(812,502)	223,497,694
Total Return	17,691,163	1,791,626	(888,893)	18,593,896	4,313,398	—	(152,605)	254,364,501
U.S. Growth (FKA U.S. Equity)	8,036,595	1,122,149	(9,158,744)	—	772,084	$9,424,497	1,635,606	—
U.S. High Yield Bond	3,968,403	961,909	(344,751)	4,585,561	2,084,002	—	(503,580)	50,670,454
U.S. Strategic Equity Allocation	—	7,727,469	—	7,727,469	—	—	—	77,351,969
					$61,516,196	$9,424,497	($51,849,906)	$4,219,142,080
Lifestyle Conservative Portfolio
Absolute Return Currency	9,814,105	1,178,967	(1,731,871)	9,261,201	—	—	($484,502)	$87,240,509
Active Bond	37,203,864	2,584,206	(1,454,907)	38,333,163	$8,415,583	—	(261,496)	393,298,250
Alpha Opportunities	3,243,367	225,062	(511,510)	2,956,919	—	—	(1,539,119)	32,614,815
Asia Pacific Total Return Bond	7,067,245	27,260	(578,723)	6,515,782	—	—	(515,355)	62,877,296
Blue Chip Growth	1,147,577	63,199	(178,654)	1,032,122	—	—	(111,119)	34,018,742
Capital Appreciation	482,213	42,133	(88,329)	436,017	—	—	(195,562)	7,390,484
Capital Appreciation Value	8,781,970	19,939	(1,549,783)	7,252,126	—	—	(942,011)	84,487,272
Core Bond	11,742,613	1,817,949	(557,945)	13,002,617	2,151,981	—	(21,010)	174,365,094
Core High Yield	4,995,351	276,659	(537,551)	4,734,459	2,382,278	—	(997,331)	45,356,116
Emerging Markets	2,366,587	(39,787)	(922,182)	1,404,618	—	—	(561,605)	13,652,891
Emerging Markets Debt	9,432,974	2,685,365	(1,119,958)	10,998,381	3,488,552	—	(1,321,030)	106,134,377
Emerging Markets Equity	553,465	795,385	—	1,348,850	—	—	—	12,800,585
Enduring Equity	6,354,072	261,349	(1,395,556)	5,219,865	1,059,545	—	830,107	58,723,480
Equity Income	2,496,572	75,148	(486,936)	2,084,784	663,732	—	1,546,188	38,422,570
Floating Rate Income	37,338,851	1,291,859	(12,453,980)	26,176,730	10,652,932	—	(15,815,570)	223,025,736
Focused High Yield	—	3,197,138	(320,757)	2,876,381	257,276	—	3,405	9,923,513
Fundamental Global Franchise	1,907,262	15,491	(330,350)	1,592,403	—	—	(73,603)	22,118,474
Fundamental Large Cap Value	3,071,320	282,389	(628,888)	2,724,821	—	—	(1,127,272)	35,422,669
Global Absolute Return Strategies	12,415,179	1,478,578	(740,252)	13,153,505	—	—	(895,168)	131,008,912
Global Bond	8,649,553	213,610	(1,018,984)	7,844,179	—	—	367,019	103,307,841
Global Equity	3,302,239	114,475	(627,101)	2,789,613	—	—	(577,109)	30,462,569
Global Income	3,043,932	133,417	(354,856)	2,822,493	1,194,730	—	(340,949)	26,813,683
Global Real Estate	1,779,034	92,655	(408,110)	1,463,579	—	—	1,688,798	14,752,871
Global Shareholder Yield	2,547,137	115,466	(461,128)	2,201,475	613,054	—	(451,221)	23,247,575
Global Short Duration Credit	3,144,654	136,597	(277,827)	3,003,424	1,180,733	—	(380,376)	27,211,021
High Yield	1,479,743	754,799	(266,478)	1,968,064	728,436	—	(70,596)	15,744,512
International Core	1,143,341	105,258	(197,787)	1,050,812	—	—	(1,113,438)	30,914,884
International Growth Stock	3,025,467	221,052	(524,634)	2,721,885	—	—	(791,765)	34,214,100
International Value	3,340,357	352,229	(940,839)	2,751,747	—	—	(486,930)	41,056,069
Investment Quality Bond	12,648,163	316,886	(753,902)	12,211,147	2,224,946	—	(221,940)	153,249,898
Mid Cap Stock	1,341,963	123,010	(298,319)	1,166,654	—	—	(886,948)	22,423,099
Mid Value	1,280,892	47,361	(320,331)	1,007,922	—	—	7,585	16,025,960
Natural Resources	1,287,303	—	(199,053)	1,088,250	—	—	(1,259,361)	12,797,822
Real Estate Equity	1,463,293	128,654	(369,871)	1,222,076	—	—	1,115,175	14,689,353
Real Return Bond	10,657,156	4,932,548	(515,940)	15,073,764	1,780,641	—	(826,692)	170,785,742
Redwood	1,913,958	12,961	(226,163)	1,700,756	—	—	(45,017)	17,449,754
Seaport	532,039	7,503	—	539,542	—	—	—	5,800,079
Short Duration Credit Opportunities	16,969,244	579,571	(826,483)	16,722,332	4,205,122	—	(577,334)	161,203,277

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Short Term Government Income	13,612,593	2,607,751	(2,503,402)	13,716,942	1,599,657	—	(984,925)	131,682,647
Small Cap Growth	990,499	206,216	(281,641)	915,074	—	—	(469,997)	7,393,795
Small Cap Value	261,479	20,649	(57,413)	224,715	—	—	(46,239)	4,496,540
Small Company Value	135,481	8,858	(34,670)	109,669	—	—	27,731	3,099,235
Spectrum Income	12,379,376	485,412	(957,613)	11,907,175	3,001,131	—	(34,296)	127,763,986
Strategic Growth	528,290	14,085	(77,013)	465,362	—	—	(29,172)	7,529,552
Strategic Income Opportunities	18,616,274	879,241	(832,987)	18,662,528	3,892,947	—	(301,764)	199,129,175
Total Return	19,220,456	1,768,476	(912,188)	20,076,744	4,617,001	—	(313,358)	274,649,856
U.S. Growth (FKA U.S. Equity)	4,033,429	544,486	(4,577,915)	—	364,007	$4,443,280	4,096,479	—
U.S. High Yield Bond	1,316,429	947,333	(115,261)	2,148,501	874,068	—	15,210	23,740,937
U.S. Strategic Equity Allocation	—	3,643,198	—	3,643,198	—	—	—	36,468,412
					$55,348,352	$4,443,280	($25,373,483)	$3,310,986,029

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	LSQ3	09/16
This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.		11/16

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II – Lifestyle Portfolios

/s/ Andrew Arnott
Andrew Arnott
President

Date: November 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: November 11, 2016

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: November 11, 2016